SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Mar. 16, 2026 USD ($)	Mar. 11, 2026 USD ($)	Feb. 19, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2023 shares	Dec. 31, 2025 $ / shares € / shares shares	Dec. 31, 2023 shares	Mar. 20, 2026 USD ($)	Mar. 18, 2026 USD ($)	Mar. 11, 2026 € / shares shares	Mar. 11, 2026 $ / shares shares
Common Class A
SUBSEQUENT EVENTS
Common stock par value (in euros per share) | € / shares						€ 0.01
RSUs
SUBSEQUENT EVENTS
Granted (in shares) | shares					2,700,000	790,762	1,300,000
Granted (in dollars per share) | $ / shares						€ 55.05
Subsequent events | Convertible senior notes
SUBSEQUENT EVENTS
Aggregate principal amount								$ 4,340.0	$ 4,000.0
Subsequent events | Convertible senior notes, 1.250% due 2031
SUBSEQUENT EVENTS
Aggregate principal amount									$ 2,250.0
Interest rate (as a percent)									1.25%
Additional principal amount, exercised								337.5
Subsequent events | Convertible senior notes, 2.625% due 2033
SUBSEQUENT EVENTS
Aggregate principal amount									$ 1,750.0
Interest rate (as a percent)									2.625%
Additional principal amount, unexercised								$ 262.5
Subsequent events | Tavily
SUBSEQUENT EVENTS
Cash paid for acquisitions			$ 177.3
Amount deposited into ESCROW			0.6
Subsequent events | Tavily | Contingent consideration on business combination
SUBSEQUENT EVENTS
Deferred payment			30.3
Subsequent events | Tavily | Contingent consideration post closing indemnification obligation and purchase price adjustment
SUBSEQUENT EVENTS
Deferred payment			$ 0.4
Subsequent events | AI Infrastructure Supply Agreement with Meta
SUBSEQUENT EVENTS
Infrastructure supply agreement term (in years)	5 years
Cash paid for acquisitions	$ 12,000.0
Subsequent events | AI Infrastructure Supply Agreement with Meta | Maximum
SUBSEQUENT EVENTS
Purchase of additional available compute capacity	$ 15,000.0
Subsequent events | Private placement | Warrant | Common Class A
SUBSEQUENT EVENTS
Common stock par value (in euros per share) | € / shares										€ 0.01
Class of warrant | shares										21,065,396	21,065,396
Proceeds from issuance of warrants		$ 2,000.0
Exercise price of warrants | $ / shares											$ 0.0001
Subsequent events | ClickHouse Inc
SUBSEQUENT EVENTS
Valuation amount of entity				$ 15,000.0
Subsequent events | ClickHouse Inc | Series D convertible preferred stock
SUBSEQUENT EVENTS
Proceeds from issuance of convertible preferred stock				$ 400.0